UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Biotechnology — 4.1%
Amgen, Inc.(a)	60,700	$3,440,476
Gilead Sciences, Inc.(a)	110,400	4,126,752
MedImmune, Inc.(a)	55,000	1,303,500

		8,870,728

Capital Markets — 3.8%
Goldman Sachs Group, Inc.	28,400	2,648,016
Lehman Brothers Holdings, Inc.	28,000	2,232,160
Merrill Lynch & Co., Inc.	64,700	3,216,884

		8,097,060

Commercial Banks — 1.4%
Bank of America Corp.	67,000	2,903,110

Commercial Services & Supplies — 1.0%
Apollo Group, Inc. (Class “A” Stock)(a)	29,900	2,193,763

Communications Equipment — 4.1%
Cisco Systems, Inc.(a)	245,800	4,448,980
QUALCOMM, Inc.	78,800	3,076,352
Research In Motion Ltd.(a)	17,800	1,358,852

		8,884,184

Computers & Peripherals — 6.8%
Apple Computer, Inc.(a)	109,900	4,258,625
Dell, Inc.(a)	152,600	5,432,560
International Business Machines Corp. (IBM)	38,100	3,266,694
Lexmark International, Inc. (Class “A” Stock)(a)	18,100	1,520,581

		14,478,460

Consumer Finance — 2.3%
American Express Co.	95,600	4,919,576

Diversified Financial Services — 3.0%
Citigroup, Inc.	10,300	454,436
JPMorgan Chase & Co.	150,300	5,971,419

		6,425,855

Electronic Equipment & Instruments — 1.4%
Agilent Technologies, Inc.(a)	142,000	3,062,940

Energy Equipment & Services — 5.8%
BJ Services Co.	62,100	3,254,661
Schlumberger, Ltd.	47,300	3,183,763
Smith International, Inc.(a)	49,500	3,006,135
Weatherford International, Ltd. (Bermuda)(a)	60,200	3,071,404

		12,515,963

Food and Staples Retailing — 2.6%
Costco Wholesale Corp.	39,700	1,649,932
Whole Foods Market, Inc.	45,500	3,903,445

		5,553,377

Healthcare Equipment & Supplies — 2.5%
Alcon, Inc.	27,100	2,173,420
Guidant Corp.	47,800	3,156,712

		5,330,132

Healthcare Providers & Services — 1.8%
Caremark Rx, Inc.(a)	116,700	3,742,569

Hotels, Restaurants & Leisure — 2.4%
Starbucks Corp.(a)	114,700	5,214,262

Household Durables — 1.1%
Harman International Industries, Inc.	22,600	2,435,150

Household Products — 1.0%
Procter & Gamble Co.	38,100	2,061,972

Industrial Conglomerates — 3.7%
General Electric Co.	233,700	7,847,646

Insurance — 4.3%
American International Group, Inc.	71,190	4,840,208
Loews Corp.	73,300	4,288,050

		9,128,258

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Internet & Catalog Retail — 3.4%
eBay, Inc.(a)	79,700	7,327,618

Internet Software & Services — 4.0%
Google, Inc. (Class “A” Stock)(a)	8,100	1,049,760
Yahoo!, Inc.(a)	219,500	7,443,245

		8,493,005

Media — 2.1%
Univision Communications, Inc. (Class “A” Stock)(a)	145,200	4,589,772

Metals & Mining — 0.9%
Alumina, Ltd., ADR (Australia)	120,000	1,963,200

Multiline Retail — 1.4%
Target Corp.	65,400	2,959,350

Oil & Gas — 2.7%
Suncor Energy, Inc.	62,600	2,003,826
Total SA, ADR (France)	37,400	3,821,158

		5,824,984

Personal Products — 2.6%
Avon Products, Inc.	74,500	3,254,160
Estee Lauder Cos, Inc. (Class “A” Stock)	56,900	2,378,420

		5,632,580

Pharmaceuticals — 8.5%
Allergan, Inc.	39,700	2,880,235
AstraZeneca PLC, ADR (United Kingdom)	51,700	2,126,421
Eli Lilly & Co.	49,400	2,966,470
Ivax Corp.(a)	39,125	749,244
Novartis AG, ADR (Switzerland)	55,100	2,571,517
Pfizer, Inc.	93,622	2,864,833
Roche Holdings AG, ADR (Switzerland)	38,300	3,956,673

		18,115,393

Semiconductors & Semiconductor Equipment — 6.7%
Intel Corp.	257,800	5,171,468
Marvell Technology Group, Ltd. (Bermuda)(a)	119,400	3,119,922
Maxim Integrated Products, Inc.	60,000	2,537,400
Texas Instruments, Inc.	170,800	3,634,624

		14,463,414

Software — 9.8%
Ascential Software Corp.(a)	2,785	37,514
Electronic Arts, Inc.(a)	98,500	4,530,015
Mercury Interactive Corp.(a)	58,500	2,040,480
Microsoft Corp.	282,400	7,808,360
NAVTEQ Corp.(a)	28,800	1,026,432
SAP AG, ADR (Germany)	95,000	3,700,250
Symantec Corp.(a)	35,200	1,931,776

		21,074,827

Specialty Retail — 4.6%
Bed Bath & Beyond, Inc.(a)	59,200	2,196,912
Chico’s FAS, Inc.(a)	80,900	2,766,780
Lowe’s Cos., Inc.	44,600	2,424,010
PETsMART, Inc.	36,900	1,047,591
Tiffany & Co.	10,000	307,400
Williams-Sonoma, Inc.(a)	31,700	1,190,335

		9,933,028

TOTAL LONG-TERM INVESTMENTS
(cost $188,143,278)		214,042,176

SHORT-TERM INVESTMENT — 0.5%

	Moody's Rating	Principal Amount (000)
Commercial Paper
General Electric Capital Corp. 1.74%, 10/1/04	PRIM1	$1,115	1,115,000

(cost $1,115,000)
TOTAL INVESTMENTS — 100.3%
(cost $189,258,278)(b)			215,157,176
LIABILITIES IN EXCESS OF OTHER
ASSETS — (0.3)%			(550,878)

NET ASSETS — 100%			$214,606,298

The following abbreviation is used in portfolio descriptions:

ADR    American Depositary Receipt

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$191,647,979	$27,842,357	$4,333,160	$23,509,197

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.